Disposals and impairment - Schedule of proceeds and principal gains and losses on disposals by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposals of fixed assets	$ 133	$ 709	$ 1,145
Proceeds from disposals of businesses, net of cash disposed	1,193	1,841	5,812
Proceeds from disposal of fixed assets and businesses, net of cash disposed	1,326	2,550	6,957
gas & low carbon energy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	536	22	2,425
oil production & operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	333	1,935	3,022
customers & products
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	436	592	1,050
other businesses & corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	$ 21	$ 1	$ 460